Short-term debt - Summary of Short-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Short-term debt	$ 29,533	$ 318
Bank overdrafts
Short-term Debt [Line Items]
Short-term debt	31	0
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	29,502	267
Short-term notes
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 51